Convertible Debentures - Reconciliation of convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Gain (loss) on debenture	$ (505)	$ 0
Less current portion	(8,708)	(2,696)
Long-term		4,770
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of period	7,466	8,163
Loss on extinguishment and modifications		354
Conversion of debenture into equity		108
Gain (loss) on debenture	(505)
Repayment of convertible debentures		(2,794)
Accretion on convertible debentures	(1,747)	(1,635)
Total	8,708	7,466
Less current portion	$ (8,708)	(2,696)
Long-term		$ 4,770